Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2026 and December 31, 2025 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

March 31, 2026	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	1	$301,732	$—	$—

Liabilities:
Return of capital subscription shares liability	3	$—	$—	$149,200
December 31, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	1	$297,614	$—	$—

Liabilities:
Return of capital subscription shares liability	3	$—	$—	$147,600

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and 2024 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	1	$297,614	$—	$—
Liabilities:
Return of capital subscription shares liability	3	$—	$—	$147,600
December 31, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	1	$3,666,439	$—	$—

The following tables present information about the Company’s equity instruments that are measured at fair value at August 11, 2025, February 9, 2025 and December 6, 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

August 11, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Return of capital subscription shares liability	3	$—	$—	$164,000
February 9, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of 300,000 subscription shares	3	$—	$—	$55,500
December 6, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of 200,000 subscription shares	3	$—	$—	$878,000

Schedule of Changes in the Fair Value of Level 3 Return of Capital Subscription Shares Liability

The following table presents the changes in the fair value of Level 3 return of capital subscription shares liability:

Return of Capital Subscription Shares Liability
Fair value as of December 31, 2025	$147,600
Change in fair value	1,600
Fair value as of March 31, 2026	$149,200

The following table presents the changes in the fair value of Level 3 return of capital subscription shares liability:

Return of Capital Subscription Shares Liability
Fair value as of December 31, 2024	$—
Initial measurement on August 11, 2025	164,000
Change in fair value	(16,400)
Fair value as of December 31, 2025	$147,600

Schedule of Market Approach Model

The key inputs into the market approach model as of March 31, 2026:

Inputs	March 31, 2026	December 31, 2025
Market Price	$9.02	$9.02
Discount for Lack of Marketability	8%	9%
Discount for Probability of Liquidation	50%	50%
Discount for Expected Forfeiture	10%	10%

The return of capital subscription shares liability was valued using the market approach. The following table presents the quantitative information regarding market assumptions used in the valuation of return of capital subscription shares liability:

Inputs	August 11, 2025
Market Price	$10.00
Discount for Lack of Marketability	9%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	10%
Inputs	February 9, 2025
Market Price	$1.00
Discount for Lack of Marketability	7%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%
Inputs	December 6, 2024
Market Price	$11.92
Discount for Lack of Marketability	8%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%

The key inputs into the market approach model as of December 31, 2025:

Inputs	December 31, 2025
Market Price	$9.02
Discount for Lack of Marketability	9%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	10%